Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash and cash equivalents	$ 77,367	$ 36,050
Available-for-sale securities		12,323
Receivables, net of allowances of $2,915 and $1,259, respectively	85,733	104,091
Unbilled revenues on contracts in progress	78,062	77,713
Prepaid expenses and other	7,630	8,951
Prepaid income taxes	3,731	7,149
Total current assets	252,523	246,277
Property, plant and equipment, net	17,286	20,903
Goodwill	81,598	81,598
Other intangible assets, net	12,765	22,907
Deferred income tax asset	3,125	1,389
Other long-term assets	6,112	6,800
Total assets	373,409	379,874
Current Liabilities
Accounts payable	41,386	44,434
Accrued employee compensation	21,008	25,786
Accrued insurance	9,715	10,580
Billings in excess of revenues on contracts in progress	22,215	24,064
Deferred income tax liability	17,707	13,659
Income taxes payable	225	1,113
Other accrued expenses	13,288	12,905
Total current liabilities	125,544	132,541
Long-term Liabilities
Deferred income tax liability	11,517	16,823
Other long-term liabilities	11,196	9,881
Total liabilities	148,257	159,245
Commitments and contingencies
Shareholders' Investment
Common Stock, par value $1, authorized 44,000,000 shares, issued 10,171,664 and 10,066,789, respectively	10,172	10,067
Additional paid-in capital	69,514	66,218
Retained earnings	150,087	148,605
Accumulated other comprehensive loss		(90)
Less - 513,227 and 501,207 shares of Common Stock in treasury, at cost, respectively	(5,173)	(4,888)
Total Michael Baker Corporation shareholders' investment	224,600	219,912
Noncontrolling interests	552	717
Total shareholders' investment	225,152	220,629
Total liabilities and shareholders' investment	$ 373,409	$ 379,874